Subordinated liabilities - Dated (Details)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional contract amount	£ 52,342,870,000,000					£ 47,412,915,000,000
Dated subordinated liabilities	38,236,000,000					31,873,000,000
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	38,236,000,000					31,873,000,000
Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 573,000,000					311,000,000
7.625% Contingent Capital Notes (USD 3,000m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Notional contract amount | $		$ 3,000,000,000
Dated subordinated liabilities	£ 0					1,159,000,000
6.625% Fixed Rate Subordinated Notes (EUR 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%
Notional contract amount | €				€ 1,000,000,000
Dated subordinated liabilities	£ 0					889,000,000
Subordinated Floating Rate Notes (EUR 50m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €				50,000,000
Dated subordinated liabilities	0					42,000,000
Subordinated Floating Rate Notes (EUR 50m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €				€ 50,000,000
Dated subordinated liabilities	£ 44,000,000					42,000,000
5.75% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
Dated subordinated liabilities	£ 280,000,000					322,000,000
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥			¥ 15,000,000,000
Dated subordinated liabilities	£ 93,000,000					97,000,000
6.33% Subordinated Notes (GBP 50m) | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Notional contract amount	£ 50,000,000
Dated subordinated liabilities	46,000,000					59,000,000
Subordinated Floating Rate Notes (EUR 68m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €				€ 68,000,000
Dated subordinated liabilities	£ 60,000,000					57,000,000
2% Fixed Rate Subordinated Callable Notes (EUR 1,500) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
Notional contract amount | €				€ 1,500,000,000
Dated subordinated liabilities	£ 1,354,000,000					1,288,000,000
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $					$ 200,000,000
Dated subordinated liabilities	£ 120,000,000					113,000,000
5.20% Fixed Rate Subordinated Notes (USD 1,367m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $		$ 1,367,000,000
Dated subordinated liabilities	£ 1,051,000,000					1,037,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €				€ 1,000,000,000
Dated subordinated liabilities	£ 794,000,000					831,000,000
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $		$ 1,200,000,000
Dated subordinated liabilities	£ 931,000,000					937,000,000
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	8.407%	8.407%	8.407%	8.407%	8.407%
Notional contract amount | $		$ 1,000,000,000
Dated subordinated liabilities	£ 1,009,000,000					0
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m) | Fixed-to-Floating Interest Rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $		$ 1,300,000,000
Dated subordinated liabilities	£ 966,000,000					1,005,000,000
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m) | Fixed-to-Floating Interest Rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7.437%	7.437%	7.437%	7.437%	7.437%
Notional contract amount | $		$ 2,000,000,000
Dated subordinated liabilities	£ 1,689,000,000					0
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m) | Fixed-to-Floating Interest Rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.262%	5.262%	5.262%	5.262%	5.262%
Notional contract amount | $		$ 1,250,000,000
Dated subordinated liabilities	£ 1,066,000,000					0
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $		$ 1,000,000,000
Dated subordinated liabilities	£ 641,000,000					778,000,000
5.25% Fixed Rate Subordinated Notes (USD 827m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%
Notional contract amount | $		$ 827,000,000
Dated subordinated liabilities	£ 488,000,000					618,000,000
4.95% Fixed Rate Subordinated Notes (USD 1,250m) | Fixed interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.95%	4.95%	4.95%	4.95%	4.95%
Notional contract amount | $		$ 1,250,000,000
Dated subordinated liabilities	£ 174,000,000					896,000,000
Floating Rate Subordinated Notes (USD 456m) | Floating interest rate | Barclays Bank PLC | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $		$ 456,000,000
Dated subordinated liabilities	385,000,000					341,000,000
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	26,472,000,000					21,051,000,000
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	8,042,000,000					7,184,000,000
Various subordinated loans | Fixed interest rate | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	16,105,000,000					11,013,000,000
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	677,000,000					646,000,000
Various subordinated loans | Floating interest rate | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	1,127,000,000					1,725,000,000
Zero Coupon Callable Loans | Callable
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 521,000,000					£ 483,000,000